Commitments And Contingencies	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies
9.	Commitments and Contingencies

Litigation

In the ordinary conduct of business, the Company is subject to lawsuits, arbitrations and administrative proceedings from time to time. The Company expenses legal costs as incurred.

IpLearn

On October 26, 2011, IpLearn, LLC ("IpLearn") filed an action for patent infringement against the Company in the United States District Court for the District of Delaware. IpLearn, LLC v. K12 Inc., C.A. No. 11-1026-UNA. IpLearn is a privately-held technology development and licensing company for web and computer-based learning technologies. In its complaint, IpLearn alleges that the Company has infringed three of its patents for various computer-aided learning methods and systems. The Company was served with the complaint on October 31, 2011, and the Company's answer is not due until November 21, 2011.

Aventa Learning

In June 2010, the shareholders of Aventa Learning, Inc. (Aventa) filed a lawsuit against KC Distance Learning, Inc. in the U.S. District Court for the Western District of Washington, Axtman et al. v. KC Distance Learning, Inc. No. C10-01022-JLR (W.D. Wash). On July 23, 2010, the Company acquired all of the shares of KCDL, which is now a wholly-owned subsidiary. On August 31, 2010, the plaintiffs amended their complaint to add K12 as a co-defendant in this matter Aventa et. al. v. K12 Inc., et. al. No. C10-01022-JLR (W.D. Wash), reflecting the change in ownership. Pursuant to the Agreement and Plan of Merger between K12 and KCDL Holdings LLC (Seller), Seller agreed to assume responsibility to defend this lawsuit and to fully indemnify K12 or KCDL for any liability, including rescission. On November 10, 2011, the parties reached a settlement in principle, which settlement includes a full release of all claims against K12 Inc., and the Company made no financial contributions towards the settlement.

12.    Commitments and Contingencies

Litigation

In the ordinary conduct of business, the Company is subject to lawsuits, arbitrations and administrative proceedings from time to time. The Company expenses legal costs as incurred.

Aventa Learning

In June 2010, the shareholders of Aventa Learning, Inc. (Aventa) filed a lawsuit against KC Distance Learning, Inc. which is currently pending in the U.S. District Court for the Western District of Washington, Axtman et al. v. KC Distance Learning, Inc. (Case No. 2:10-cv-01022-JLR). The lawsuit alleges, among other things, that KCDL did not honor the terms of an earn-out provision contained in an asset purchase agreement after certain assets of Aventa were acquired by KCDL in 2007. In addition, the plaintiffs allege breach of contract and misrepresentation claims, and seek the remedy of rescission for alleged violation of the Securities Act of 1933, as amended (Securities Act). On July 23, 2010, we acquired all of the shares of KCDL, which is now our wholly-owned subsidiary. On August 31, 2010, the plaintiffs amended their complaint to add K12 Inc. as a co-defendant in this matter, reflecting the change in ownership. Pursuant to the Agreement and Plan of Merger between K12 Inc. and KCDL Holdings LLC (Seller), Seller agreed to assume responsibility to defend this lawsuit and to fully indemnify K12 Inc. for any liability, including rescission. In addition, K12 Inc. obtained a guarantee from Seller's parent company, Learning Group LLC, from any losses related to this litigation. In our view, the outcome of this litigation will not have a material adverse effect on the financial condition or results of operations of K12 Inc. or any of our subsidiaries. On March 27, 2011, the court issued an Order Denying Defendant's Motion to Dismiss Amended Complaint. Aventa Learning, Inc. et. al. v. K12 Inc., et.al. (Case No. C10-1022JLR). Accordingly, the discovery process has commenced.

Employment Agreements

The Company has entered into employment agreements with certain executive officers that provide for severance payments and, in some cases other benefits, upon certain terminations of employment. Except for the agreement with its CEO that has a three year term, all other agreements provide for employment on an "at-will" basis. If the employee is terminated for "good reason" or without cause, the employee is entitled to salary continuation, and in some cases benefit continuation, for varying periods depending on the agreement.

Vendor Payment Commitments

In April 2007, the Company entered into a master services and license agreement with a third party that provides for the Company to license their proprietary computer system. The agreement was effective through July 2010. In exchange for the license of the computer system, the Company agreed to pay a service fee per enrollment. In the event the fees paid over the term of the agreement do not exceed $1 million (the minimum commitment fee), the Company agrees to pay the difference between the actual fees paid and the minimum commitment fee. As of June 30, 2010, the actual fees paid have exceeded the minimum commitment fee. In August 2010, the agreement was renewed for a two year period ending August 2012 and includes a minimum commitment fee of $2.5 million over the term of the agreement. In the event the fees paid over the term of the agreement do not exceed $2.5 million, the Company agrees to pay the difference between the actual fees paid and the minimum commitment fee.